Expense Example - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Japan Fund - Fidelity Japan Fund	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 97
3 years	303
5 years	525
10 years	$ 1,166